Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables
Trade receivables	£ 2,162	£ 2,184
Prepayments and accrued income	293	283
Current tax receivable	13	42
Net finance lease receivable		2
Total	2,468	2,511
Gross
Trade and other receivables
Trade receivables	2,258	2,306
Loss allowance
Trade and other receivables
Trade receivables	£ (96)	£ (122)